UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable.

Real Estate Asset Liquidity Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001653397

Central Index Key Number of underwriter (if applicable): Not applicable.

Norm Camiré, (416) 313-1230
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report dated April 29, 2016 obtained by Real Estate Asset Liquidity Trust which report sets forth the findings and conclusions, as applicable, of Deloitte LLP with respect to certain agreed-upon procedures performed by Deloitte LLP.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Real Estate Asset Liquidity Trust on September 18, 2015 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1— Independent Accountants' Report on Applying Agreed-Upon Procedures (the “AUP Report”). The AUP Report is being replaced to reflect the addition and removal of certain collateral from the proposed offering.  The AUP Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Real Estate Asset Liquidity Trust

/s/ Norm Camiré

Norm Camiré
Managing Director

Date: May 2, 2016

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants' Report on Applying Agreed-Upon Procedures, dated April 29, 2016.